Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Movements by Class of Provision [text block table]	Movements by Class of Provisions in € m. OperationalRisk CivilLitigation RegulatoryEnforcement Re-structuring Other Total1 Balance as of January 1, 2022 42 644 475 582 448 2,192 Changes in the group of consolidated companies 0 0 0 0 (0) (0) New provisions 14 285 290 3 653 1,246 Amounts used 3 136 216 201 582 1,138 Unused amounts reversed 8 166 0 137 110 421 Effects from exchange rate fluctuations/Unwind of discount (0) 1 23 0 1 26 Transfers 0 (1) (3) 1 (13) (16) Balance as of December 31, 2022 45 627 570 248 398 1,888 Changes in the group of consolidated companies (1) (2) (0) (2) 4 (1) New provisions 8 881 109 287 709 1,993 Amounts used 4 328 196 132 604 1,264 Unused amounts reversed 8 73 339 69 82 570 Effects from exchange rate fluctuations/Unwind of discount 0 18 (13) 0 1 6 Transfers (1) 1 (1) 0 (5) (6) Balance as of December 31, 2023 40 1,124 129 333 421 2,047 1 For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed